Derivative Financial Liabilities - Narrative (Details) - $ / shares							6 Months Ended	12 Months Ended
	Aug. 12, 2024	Jun. 10, 2024	Jan. 23, 2024	Dec. 13, 2023	Oct. 04, 2023	Sep. 19, 2023	Jun. 10, 2024	Dec. 31, 2020	Jul. 28, 2023
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants issued (in shares)								17,250,000
Exercise price (in USD per share)					$ 0.86				$ 0.95
Shares vested (in shares)	462,500	550,000	560,800	1,400,000
Low
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Stock price (in USD per share)							$ 11.50
High
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Stock price (in USD per share)							$ 15.25
Public warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants issued (in shares)					702,400	12,047,600		12,750,000
Private warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants issued (in shares)						4,500,000		4,500,000
Tiberius warrants
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Warrants transferred (in shares)								4,500,000